Average Annual Total Returns	12 Months Ended				18 Months Ended	24 Months Ended	25 Months Ended
	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global 1200 Shariah Information Technology (Sector) Capped Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			34.70%				32.56%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.44%	[1]	17.88%	[2],[3]	17.81% [2]	21.06% [4]	23.04% [3]
S&P DM Ex-U.S. & EM 50/50 Shariah Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.03%			16.80%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.90%		7.30%		3.82%
Dow Jones Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.20%		8.16%
Dow Jones Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.23%		10.98%
Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.15%		17.17%
SP Funds S&P Global Technology ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			26.67%				31.90%
Performance Inception Date							Nov. 30, 2023
SP Funds S&P Global Technology ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			26.30%				31.64%
SP Funds S&P Global Technology ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.91%				25.05%
SP Funds S&P World (ex-US) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			26.66%			17.81%
Performance Inception Date						Dec. 19, 2023
SP Funds S&P World (ex-US) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			26.45%			17.63%
SP Funds S&P World (ex-US) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.24%			13.96%
SP Funds 2030 Target Date Fund - Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.07%		6.89%
Performance Inception Date					Aug. 29, 2024
SP Funds 2030 Target Date Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.47%		8.46%
Performance Inception Date					Aug. 29, 2024
SP Funds 2030 Target Date Fund - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.63%		7.52%
SP Funds 2030 Target Date Fund - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.85%		6.09%
SP Funds 2040 Target Date Fund - Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			18.07%		10.33%
Performance Inception Date					Aug. 29, 2024
SP Funds 2040 Target Date Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			18.58%		15.49%
Performance Inception Date					Aug. 29, 2024
SP Funds 2040 Target Date Fund - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.43%		15.31%
SP Funds 2040 Target Date Fund - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.10%		11.85%
SP Funds 2050 Target Date Fund - Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.65%		17.24%
Performance Inception Date	Dec. 18, 2024
SP Funds 2050 Target Date Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.79%		17.68%
Performance Inception Date	Dec. 18, 2024
SP Funds 2050 Target Date Fund - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	116.59%		17.55%
SP Funds 2050 Target Date Fund - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.78%		10.56%

[1]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[2]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[3]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[4]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.